UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.5%
Security	Principal Amount (000's omitted)	Value
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)(2)	$1,000	$ 999,822
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	1,022	1,023,510
Alinea CLO Ltd., Series 2018-1A, Class E, 11.586%, (3 mo. SOFR + 6.262%), 7/20/31(1)(3)	2,000	1,977,970
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 11.725%, (3 mo. SOFR + 6.40%), 1/20/35(1)(3)	1,000	987,505
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.743%, (3 mo. SOFR + 6.442%), 11/10/30(1)(3)	2,000	1,952,704
AMSR Trust, Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	1,911,089
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(3)	2,000	1,998,180
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.419%, (3 mo. SOFR + 6.112%), 5/15/30(1)(3)	4,000	3,825,720
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(3)	3,000	2,966,394
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class B1, 8.477%, (3 mo. SOFR + 3.15%), 10/19/35(1)(3)	6,000	6,049,176
Bain Capital Credit CLO Ltd., Series 2018-1A, Class E, 10.938%, (3 mo. SOFR + 5.612%), 4/23/31(1)(3)	3,500	3,267,058
Barings CLO Ltd., Series 2018-1A, Class D, 11.09%, (3 mo. SOFR + 5.762%), 4/15/31(1)(3)	5,000	4,738,725
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 9.622%, (3 mo. SOFR + 4.35%), 3/13/37(1)(3)	5,000	5,006,415
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 8.936%, (3 mo. SOFR + 3.612%), 1/20/35(1)(3)	2,000	1,891,098
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.186%, (3 mo. SOFR + 5.862%), 1/20/31(1)(3)	5,000	4,948,570
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class E, 10.936%, (3 mo. SOFR + 5.612%), 4/20/31(1)(3)	3,000	2,957,706
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class DR, 8.579%, (3 mo. SOFR + 3.262%), 1/17/32(1)(3)	2,000	2,002,064
Series 2018-16A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 1/17/32(1)(3)	2,000	2,008,770
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DR, 8.675%, (3 mo. SOFR + 3.35%), 4/20/35(1)(3)	$2,000	$ 2,002,694
Series 2020-22A, Class ER, 12.255%, (3 mo. SOFR + 6.93%), 4/20/35(1)(3)	2,000	2,006,200
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(3)	1,000	1,002,888
Betony CLO 2 Ltd., Series 2018-1A, Class D, 11.241%, (3 mo. SOFR + 5.912%), 4/30/31(1)(3)	3,000	2,969,433
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 6.586%, (3 mo. SOFR + 1.262%), 4/20/31(1)(3)	2,748	2,750,916
Series 2015-3A, Class DR, 10.986%, (3 mo. SOFR + 5.662%), 4/20/31(1)(3)	2,000	1,849,742
Series 2016-3A, Class ER, 11.519%, (3 mo. SOFR + 6.212%), 11/15/30(1)(3)	1,000	960,836
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 9.086%, (3 mo. SOFR + 3.762%), 10/20/34(1)(3)	3,500	3,504,823
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 4/15/35(1)(3)	2,000	1,955,000
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.875%, (3 mo. SOFR + 7.55%), 4/20/35(1)(3)	1,000	988,008
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.075%, (3 mo. SOFR + 7.75%), 7/22/35(1)(3)	2,000	1,978,702
Bridge Trust, Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	14,428	13,789,148
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(3)	3,000	3,004,944
Bryant Park Funding Ltd., Series 2024-22A, Class D, 9.613%, (3 mo. SOFR + 4.30%), 4/15/37(1)(3)	6,000	5,977,314
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(3)	4,000	3,923,540
Series 2016-2A, Class ER, 11.59%, (3 mo. SOFR + 6.262%), 10/15/31(1)(3)	1,000	987,706
Series 2017-1A, Class E, 11.84%, (3 mo. SOFR + 6.512%), 7/15/30(1)(3)	1,000	985,954
Series 2018-1A, Class E, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(3)	2,000	1,965,000
Series 2022-1A, Class D, 8.528%, (3 mo. SOFR + 3.20%), 4/15/35(1)(3)	1,900	1,901,486
Carlyle C17 CLO Ltd., Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(3)	3,000	2,920,377

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(3)	$1,000	$ 986,550
Series 2014-3RA, Class D, 10.987%, (3 mo. SOFR + 5.662%), 7/27/31(1)(3)	2,000	1,957,992
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class CR, 8.529%, (3 mo. SOFR + 3.20%), 4/15/35(1)(3)	1,750	1,752,004
Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(3)	2,000	1,979,860
Series 2022-AA, Class C, 8.875%, (3 mo. SOFR + 3.55%), 4/20/35(1)(3)	3,000	3,006,756
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.186%, (3 mo. SOFR + 6.862%), 7/20/34(1)(3)	1,000	1,003,442
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(4)	7,600	6,487,297
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(4)	2,075	1,688,486
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(4)	11,000	8,976,761
Crown City CLO III, Series 2021-1A, Class C, 8.886%, (3 mo. SOFR + 3.562%), 7/20/34(1)(3)	1,000	971,503
Dryden CLO Ltd., Series 2018-55A, Class E, 10.99%, (3 mo. SOFR + 5.662%), 4/15/31(1)(3)	1,000	935,567
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 11.14%, (3 mo. SOFR + 5.812%), 7/15/30(1)(3)	2,000	1,892,254
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 8.475%, (3 mo. SOFR + 3.15%), 4/20/35(1)(3)	2,000	1,983,374
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 9.119%, (3 mo. SOFR + 3.80%), 4/20/37(1)(3)	2,000	2,009,168
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(3)	2,000	2,015,158
Empower CLO Ltd., Series 2024-1A, Class D1, 9.061%, (3 mo. SOFR + 3.75%), 4/25/37(1)(3)	3,000	3,019,620
FirstKey Homes Trust:
Series 2021-SFR1, Class F1, 3.238%, 8/17/38(1)	3,000	2,691,839
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,712	3,303,257
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	4,339	3,822,416
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	5,939	5,159,449
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	10,981,816
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,164,124
Security	Principal Amount (000's omitted)	Value
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	$6,250	$ 6,245,434
Galaxy 31 CLO Ltd., Series 2023-31A, Class D, 10.579%, (3 mo. SOFR + 5.25%), 4/15/36(1)(3)	2,300	2,331,119
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, (3 mo. SOFR + 3.55%), 4/20/37(1)(3)(5)	2,000	2,009,204
Series 2024-33A, Class E, (3 mo. SOFR + 6.65%), 4/20/37(1)(3)(5)	2,300	2,313,460
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 8.236%, (3 mo. SOFR + 2.912%), 4/20/31(1)(3)	5,000	4,956,710
Series 2015-21A, Class ER, 10.836%, (3 mo. SOFR + 5.512%), 4/20/31(1)(3)	4,000	3,961,692
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 9.379%, (3 mo. SOFR + 4.062%), 4/17/33(1)(3)	3,000	3,005,937
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.425%, (3 mo. SOFR + 7.10%), 4/20/35(1)(3)	2,000	2,005,836
Golub Capital Partners CLO 53B Ltd.:
Series 2021-53A, Class D, 8.636%, (3 mo. SOFR + 3.312%), 7/20/34(1)(3)	2,000	2,003,978
Series 2021-53A, Class E, 12.286%, (3 mo. SOFR + 6.962%), 7/20/34(1)(3)	1,000	1,003,058
Golub Capital Partners CLO 60B Ltd., Series 2022-60A, Class D, 9.094%, (3 mo. SOFR + 3.77%), 10/25/34(1)(3)	1,800	1,803,650
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(3)	3,500	3,504,826
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 9.091%, (3 mo. SOFR + 3.762%), 1/30/35(1)(3)	3,500	3,467,418
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.986%, (3 mo. SOFR + 6.662%), 4/20/34(1)(3)	1,000	1,004,415
Highbridge Loan Management, Series 3A-2014, Class DR, 12.089%, (3 mo. SOFR + 6.762%), 7/18/29(1)(3)	2,750	2,697,959
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	23,654	21,036,719
ICG U.S. CLO Ltd., Series 2018-2A, Class E, 11.336%, (3 mo. SOFR + 6.012%), 7/22/31(1)(3)	1,000	909,326
KKR SFR Warehouse Participation, 8.815%, (30-day SOFR Average + 3.50%), 12/13/24(3)	13,475	13,478,824
Loandepot GMSR Master Trust, Series 2018-GT1, Class A, 8.984%, (1 mo. SOFR + 3.664%), 10/16/25(1)(3)	4,000	3,888,808

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Madison Park Funding XVII Ltd., Series 2015-17A, Class ER, 12.086%, (3 mo. SOFR + 6.762%), 7/21/30(1)(3)	$2,500	$ 2,506,250
Madison Park Funding XXXVI Ltd.:
Series 2019-36A, Class D1R, 8.829%, (3 mo. SOFR + 3.50%), 4/15/35(1)(3)	1,000	1,002,954
Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(3)	2,000	2,006,808
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.565%, (3 mo. SOFR + 4.24%), 4/20/35(1)(3)	2,000	1,951,146
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	1,375	1,378,522
Series 2024-1A, Class C, 10.86%, 4/20/54(1)	2,000	1,977,813
Mountain View CLO LLC, Series 2017-2A, Class AR, 6.629%, (3 mo. SOFR + 1.302%), 1/16/31(1)(3)	4,830	4,835,930
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class ER, 11.639%, (3 mo. SOFR + 6.322%), 10/17/30(1)(3)	2,000	2,005,522
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.786%, (3 mo. SOFR + 6.462%), 1/20/31(1)(3)	2,000	2,006,490
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-49A, Class E, 12.324%, (3 mo. SOFR + 7.00%), 7/25/34(1)(3)	2,000	2,007,696
Northwoods Capital XI-B Ltd., Series 2018-11B1, Class A1, 6.688%, (3 mo. SOFR + 1.362%), 4/19/31(1)(3)	8,609	8,612,997
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	600	563,227
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,338	2,161,072
OCP CLO Ltd., Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(3)	5,000	5,007,825
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 9.341%, (3 mo. SOFR + 4.05%), 4/15/37(1)(3)	2,000	2,019,464
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,341,363
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(3)	2,000	2,005,212
Series 2018-1A, Class CR, 9.224%, (3 mo. SOFR + 3.90%), 4/18/37(1)(3)	4,500	4,509,625
Series 2021-2A, Class E, 11.94%, (3 mo. SOFR + 6.612%), 7/15/34(1)(3)	1,000	1,002,878
Series 2022-1A, Class D, 8.375%, (3 mo. SOFR + 3.05%), 4/20/35(1)(3)	2,450	2,453,205
Security	Principal Amount (000's omitted)	Value
PMT Issuer Trust - FMSR, Series 2022-FT1, Class A, 9.52%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	$3,000	$ 3,042,861
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	857,239
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 11.54%, (3 mo. SOFR + 6.212%), 7/15/31(1)(3)	3,000	2,817,489
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	6,842,099
Sandstone Peak Ltd., Series 2021-1A, Class D, 9.14%, (3 mo. SOFR + 3.812%), 10/15/34(1)(3)	4,000	3,980,108
Shackleton CLO Ltd., Series 2015-7RA, Class AR, 6.74%, (3 mo. SOFR + 1.412%), 7/15/31(1)(3)	10,272	10,286,211
STAR Trust:
Series 2021-SFR1, Class G, 8.636%, (1 mo. SOFR + 3.314%), 4/17/38(1)(3)	5,644	5,483,395
Series 2021-SFR1, Class H, 9.886%, (1 mo. SOFR + 4.564%), 4/17/38(1)(3)	1,600	1,496,487
Steele Creek CLO Ltd., Series 2014-1RA, Class A, 6.656%, (3 mo. SOFR + 1.332%), 4/21/31(1)(3)	4,727	4,730,365
TCW CLO Ltd., Series 2019-2A, Class DR, 8.535%, (3 mo. SOFR + 3.21%), 10/20/32(1)(3)	5,000	4,870,990
Tricon Residential Trust:
Series 2021-SFR1, Class F, 3.692%, 7/17/38(1)	5,500	4,999,958
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,200,591
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.836%, (3 mo. SOFR + 6.512%), 7/20/31(1)(3)	2,000	1,883,058
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	13,126,518
Voya CLO Ltd.:
Series 2013-1A, Class DR, 12.07%, (3 mo. SOFR + 6.742%), 10/15/30(1)(3)	5,000	4,488,650
Series 2014-1A, Class DR2, 11.589%, (3 mo. SOFR + 6.262%), 4/18/31(1)(3)	2,000	1,916,940
Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(3)	2,000	1,789,488
Series 2017-4A, Class A1, 6.72%, (3 mo. SOFR + 1.392%), 10/15/30(1)(3)	2,757	2,765,497
Series 2018-2A, Class E, 10.84%, (3 mo. SOFR + 5.512%), 7/15/31(1)(3)	1,000	919,042
Wellfleet CLO Ltd.:
Series 2019-1A, Class CR, 9.136%, (3 mo. SOFR + 3.812%), 7/20/32(1)(3)	2,500	2,445,005
Series 2021-2A, Class E, 12.55%, (3 mo. SOFR + 7.222%), 7/15/34(1)(3)	1,000	921,356
Series 2022-1A, Class E, 13.189%, (3 mo. SOFR + 7.86%), 4/15/34(1)(3)	2,000	1,997,284

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.: (continued)
Series 2022-2A, Class E, 13.887%, (3 mo. SOFR + 8.56%), 10/18/35(1)(3)	$2,000	$ 2,037,412
Total Asset-Backed Securities (identified cost $404,931,475)		$ 404,608,295

Closed-End Funds — 0.2%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,049,172
PGIM Global High Yield Fund, Inc.	430,326	4,953,052
Western Asset High Income Opportunity Fund, Inc.	383,997	1,424,629
Total Closed-End Funds (identified cost $8,409,895)		$ 7,426,853

Collateralized Mortgage Obligations — 36.9%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(4)	$3,939	$ 3,855,895
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(6)	3,836	3,576,100
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(6)	2,743	2,470,823
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(6)	11,028	10,887,954
Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(6)	1,764	1,707,724
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.798%, 5/25/65(1)(4)	4,273	4,158,966
FARM Mortgage Trust:
Series 2022-1, Class B, 2.948%, 1/25/52(1)(4)	2,606	1,818,037
Series 2023-1, Class B, 3.034%, 3/25/52(1)(4)	2,627	1,842,953
Series 2024-1, Class B, 5.122%, 10/1/53(1)(4)	2,350	1,888,317
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	30	30,057
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(7)	516	375,049
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(7)	4,319	1,588,956
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(7)	3,411	1,807,882
Series 5139, Class DZ, 2.50%, 9/25/51	2,077	1,101,382
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5150, Class QZ, 2.50%, 10/25/51	$2,675	$ 1,475,548
Series 5150, Class ZJ, 2.50%, 10/25/51	4,309	2,380,140
Series 5152, Class ZP, 3.00%, 7/25/50	10,311	5,673,516
Series 5159, Class ZP, 3.00%, 11/25/51	873	505,190
Series 5159, Class ZT, 3.00%, 11/25/51	1,550	949,339
Series 5163, Class Z, 3.00%, 11/25/51	1,096	603,257
Series 5168, Class MZ, 3.00%, 10/25/51	2,084	1,249,677
Series 5270, Class ZU, 6.00%, 11/25/52	3,461	3,365,253
Series 5300, Class EY, 6.00%, 12/25/52	10,900	10,623,416
Series 5324, Class MZ, 6.00%, 7/25/53	3,495	3,362,324
Series 5327, Class B, 6.00%, 8/25/53	20,000	19,461,372
Series 5353, Class AZ, 6.50%, 11/25/53	8,780	8,874,548
Series 5362, Class JB, 6.00%, 12/25/53	14,599	14,226,794
Series 5399, Class MZ, 6.00%, 4/25/54	4,595	4,443,406
Series 5402, Class BZ, 6.00%, 4/25/54	8,040	7,775,460
Series 5413, Class MZ, 6.00%, 5/25/54	11,752	11,637,566
Interest Only:(8)
Series 380, Class C1, 3.00%, 1/25/50	29,565	5,140,201
Series 380, Class C5, 3.50%, 1/25/50	9,178	1,795,880
Series 2631, Class DS, 1.656%, (6.986% - 30-day SOFR Average), 6/15/33(7)	317	5,188
Series 2956, Class SL, 1.556%, (6.886% - 30-day SOFR Average), 6/15/32(7)	412	25,185
Series 3114, Class TS, 1.206%, (6.536% - 30-day SOFR Average), 9/15/30(7)	854	23,333
Series 3153, Class JI, 1.176%, (6.506% - 30-day SOFR Average), 5/15/36(7)	1,062	58,362
Series 4007, Class JI, 4.00%, 2/15/42	525	81,437
Series 4067, Class JI, 3.50%, 6/15/27	1,074	36,838
Series 4070, Class S, 0.656%, (5.986% - 30-day SOFR Average), 6/15/32(7)	4,169	188,531
Series 4095, Class HS, 0.656%, (5.986% - 30-day SOFR Average), 7/15/32(7)	774	20,350
Series 4109, Class ES, 0.706%, (6.036% - 30-day SOFR Average), 12/15/41(7)	81	6,660
Series 4109, Class SA, 0.756%, (6.086% - 30-day SOFR Average), 9/15/32(7)	1,888	81,144
Series 4149, Class S, 0.806%, (6.136% - 30-day SOFR Average), 1/15/33(7)	1,315	64,464
Series 4163, Class GS, 0.756%, (6.086% - 30-day SOFR Average), 11/15/32(7)	1,192	52,763
Series 4169, Class AS, 0.806%, (6.136% - 30-day SOFR Average), 2/15/33(7)	1,695	72,401
Series 4188, Class AI, 3.50%, 4/15/28	866	25,169
Series 4189, Class SQ, 0.706%, (6.036% - 30-day SOFR Average), 12/15/42(7)	474	38,888
Series 4203, Class QS, 0.806%, (6.136% - 30-day SOFR Average), 5/15/43(7)	1,233	59,316
Series 4332, Class IK, 4.00%, 4/15/44	442	70,407
Series 4343, Class PI, 4.00%, 5/15/44	1,347	222,333

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4370, Class IO, 3.50%, 9/15/41	$168	$ 3,704
Series 4381, Class SK, 0.706%, (6.036% - 30-day SOFR Average), 6/15/44(7)	1,257	87,790
Series 4388, Class MS, 0.656%, (5.986% - 30-day SOFR Average), 9/15/44(7)	1,222	105,420
Series 4408, Class IP, 3.50%, 4/15/44	1,821	232,582
Series 4497, Class CS, 0.756%, (6.086% - 30-day SOFR Average), 9/15/44(7)	984	12,847
Series 4507, Class MI, 3.50%, 8/15/44	471	17,057
Series 4507, Class SJ, 0.736%, (6.066% - 30-day SOFR Average), 9/15/45(7)	3,415	296,895
Series 4520, Class PI, 4.00%, 8/15/45	8,154	1,067,238
Series 4528, Class BS, 0.706%, (6.036% - 30-day SOFR Average), 7/15/45(7)	1,607	120,582
Series 4629, Class QI, 3.50%, 11/15/46	1,745	344,751
Series 4637, Class IP, 3.50%, 4/15/44	190	5,935
Series 4644, Class TI, 3.50%, 1/15/45	1,548	223,031
Series 4744, Class IO, 4.00%, 11/15/47	1,558	327,269
Series 4749, Class IL, 4.00%, 12/15/47	1,236	260,136
Series 4768, Class IO, 4.00%, 3/15/48	1,515	320,340
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(7)	17,554	355,537
Series 5070, Class CI, 2.00%, 2/25/51	37,647	4,925,297
Series 5156, Class IP, 3.00%, 12/25/49	19,193	3,034,572
Series 5236, Class TI, 3.00%, 1/25/51	70,271	12,082,536
Principal Only:(9)
Series 4417, Class KO, 0.00%, 12/15/43	539	341,890
Series 4478, Class PO, 0.00%, 5/15/45	822	574,208
Series 5357, Class EO, 0.00%, 11/25/53	6,597	5,252,543
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.945%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,250	1,424,225
Series 2020-DNA6, Class B2, 10.98%, (30-day SOFR Average + 5.65%), 12/25/50(1)(3)	6,900	7,688,630
Series 2021-DNA3, Class B2, 11.58%, (30-day SOFR Average + 6.25%), 10/25/33(1)(3)	6,500	7,604,279
Series 2021-DNA5, Class B2, 10.83%, (30-day SOFR Average + 5.50%), 1/25/34(1)(3)	14,500	16,013,203
Series 2021-DNA6, Class B2, 12.83%, (30-day SOFR Average + 7.50%), 10/25/41(1)(3)	16,140	17,682,447
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	0 (10)	6
Series 2009-62, Class WA, 5.579%, 8/25/39(4)	508	505,084
Series 2013-6, Class TA, 1.50%, 1/25/43	497	413,620
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,374	788,784
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,571	3,208,692
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,870	2,151,685
Series 2021-61, Class Z, 2.50%, 9/25/51	8,220	4,581,369
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-77, Class WZ, 3.00%, 8/25/50	$425	$ 226,980
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,180,213
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	62,387,755
Interest Only:(8)
Series 2004-46, Class SI, 0.556%, (5.886% - 30-day SOFR Average), 5/25/34(7)	815	21,011
Series 2005-17, Class SA, 1.256%, (6.586% - 30-day SOFR Average), 3/25/35(7)	870	62,830
Series 2005-71, Class SA, 1.306%, (6.636% - 30-day SOFR Average), 8/25/25(7)	7	21
Series 2005-105, Class S, 1.256%, (6.586% - 30-day SOFR Average), 12/25/35(7)	707	51,885
Series 2006-44, Class IS, 1.156%, (6.486% - 30-day SOFR Average), 6/25/36(7)	631	41,977
Series 2006-65, Class PS, 1.776%, (7.106% - 30-day SOFR Average), 7/25/36(7)	622	60,305
Series 2006-96, Class SN, 1.756%, (7.086% - 30-day SOFR Average), 10/25/36(7)	649	38,747
Series 2006-104, Class SD, 1.196%, (6.526% - 30-day SOFR Average), 11/25/36(7)	667	51,340
Series 2006-104, Class SE, 1.186%, (6.516% - 30-day SOFR Average), 11/25/36(7)	445	33,938
Series 2007-50, Class LS, 1.006%, (6.336% - 30-day SOFR Average), 6/25/37(7)	983	68,382
Series 2008-26, Class SA, 0.756%, (6.086% - 30-day SOFR Average), 4/25/38(7)	1,045	75,258
Series 2008-61, Class S, 0.656%, (5.986% - 30-day SOFR Average), 7/25/38(7)	1,827	88,271
Series 2011-101, Class IC, 3.50%, 10/25/26	409	9,037
Series 2011-101, Class IE, 3.50%, 10/25/26	302	6,594
Series 2011-104, Class IM, 3.50%, 10/25/26	560	13,257
Series 2012-52, Class DI, 3.50%, 5/25/27	1,294	43,018
Series 2012-124, Class IO, 1.582%, 11/25/42(4)	2,249	99,454
Series 2012-139, Class LS, 0.713%, (6.036% - 30-day SOFR Average), 12/25/42(7)	2,370	259,596
Series 2012-147, Class SA, 0.656%, (5.986% - 30-day SOFR Average), 1/25/43(7)	2,725	207,965
Series 2012-150, Class PS, 0.706%, (6.036% - 30-day SOFR Average), 1/25/43(7)	3,504	267,106
Series 2012-150, Class SK, 0.706%, (6.036% - 30-day SOFR Average), 1/25/43(7)	4,079	328,186
Series 2013-11, Class IO, 4.00%, 1/25/43	8,147	953,651
Series 2013-12, Class SP, 0.206%, (5.536% - 30-day SOFR Average), 11/25/41(7)	386	3,480
Series 2013-15, Class DS, 0.756%, (6.086% - 30-day SOFR Average), 3/25/33(7)	3,023	124,498
Series 2013-23, Class CS, 0.806%, (6.136% - 30-day SOFR Average), 3/25/33(7)	1,583	67,153
Series 2013-64, Class PS, 0.806%, (6.136% - 30-day SOFR Average), 4/25/43(7)	1,789	90,493
Series 2013-66, Class JI, 3.00%, 7/25/43	2,977	452,123

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-75, Class SC, 0.806%, (6.136% - 30-day SOFR Average), 7/25/42(7)	$2,247	$ 35,189
Series 2014-32, Class EI, 4.00%, 6/25/44	679	117,407
Series 2014-41, Class SA, 0.606%, (5.936% - 30-day SOFR Average), 7/25/44(7)	1,148	130,155
Series 2014-43, Class PS, 0.656%, (5.986% - 30-day SOFR Average), 3/25/42(7)	974	45,139
Series 2014-55, Class IN, 3.50%, 7/25/44	1,718	321,410
Series 2014-64, Class BI, 3.50%, 3/25/44	177	4,789
Series 2014-67, Class IH, 4.00%, 10/25/44	1,132	241,298
Series 2014-80, Class CI, 3.50%, 12/25/44	1,168	224,598
Series 2014-89, Class IO, 3.50%, 1/25/45	1,813	344,404
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(7)	1,960	5,956
Series 2015-14, Class KI, 3.00%, 3/25/45	2,131	336,705
Series 2015-22, Class GI, 3.50%, 4/25/45	657	108,947
Series 2015-31, Class SG, 0.656%, (5.986% - 30-day SOFR Average), 5/25/45(7)	2,421	339,375
Series 2015-36, Class IL, 3.00%, 6/25/45	1,407	199,280
Series 2015-52, Class MI, 3.50%, 7/25/45	3,003	569,145
Series 2015-93, Class BS, 0.706%, (6.036% - 30-day SOFR Average), 8/25/45(7)	1,281	49,956
Series 2018-21, Class IO, 3.00%, 4/25/48	3,890	677,381
Series 2021-94, Class CI, 3.00%, 1/25/52	11,027	1,831,322
Series 2023-39, Class AI, 2.00%, 7/25/52	95,958	12,311,101
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.695%, (30-day SOFR Average + 5.364%), 6/25/39(1)(3)	15,139	16,296,387
Series 2019-R06, Class 2B1, 9.195%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	876	914,630
Series 2021-R01, Class 1B2, 11.33%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	8,500	9,033,795
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(4)	4,971	4,993,341
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(4)	6,192	6,228,179
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(4)	1,462	1,463,579
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(4)	1,000	654,262
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.508%, 10/25/51(1)(4)	6,835	5,223,375
Series 2023-6INV, Class B4, 3.485%, 8/25/51(1)(4)	4,155	3,172,536
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	2,480	2,486,211
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	$8,915	$ 4,863,927
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,727	954,545
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,795	987,066
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,900	1,527,135
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,875	8,161,021
Series 2022-31, Class ZD, 3.00%, 2/20/52	287	104,921
Series 2022-173, Class S, 3.189%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(7)	7,307	7,109,249
Series 2022-189, Class US, 3.189%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(7)	10,642	10,347,022
Series 2022-195, Class AS, 3.403%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(7)	4,746	4,751,902
Series 2022-197, Class SW, 3.527%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(7)	8,037	7,452,744
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	19,110,298
Series 2023-53, Class SE, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(7)	17,493	16,731,587
Series 2023-56, Class ZE, 6.00%, 4/20/53	16,796	16,518,640
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,069,018
Series 2023-63, Class S, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	34,123	32,615,039
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	4,923,875
Series 2023-65, Class SB, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	7,400	7,094,514
Series 2023-65, Class SD, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	14,495	14,050,572
Series 2023-66, Class S, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	6,304	6,021,912
Series 2023-66, Class SD, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	5,627	5,375,503
Series 2023-83, Class S, 2.72%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(7)	7,141	6,790,739
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,353,408
Series 2023-84, Class SN, 2.825%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(7)	7,492	7,114,153
Series 2023-89, Class SD, 2.639%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(7)	8,921	8,436,648
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	9,785,772
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	7,818,897
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	19,729,480
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	2,932,578
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	12,941,873
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	10,860,179
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,571,139
Series 2023-133, Class S, 5.609%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	14,512	14,064,112
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,270,968

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-149, Class S, 5.459%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(7)	$9,066	$ 9,025,599
Series 2023-150, Class AS, 7.006%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(7)	5,152	5,252,808
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,287	2,254,587
Series 2023-153, Class SM, 6.679%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(7)	15,599	15,840,280
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,259,330
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	80,157,259
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	25,397,055
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,085,168
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,483,207
Series 2023-173, Class UZ, 7.00%, 11/20/53	5,485	5,429,187
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	12,503,634
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,372,764
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,454,888
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,036,120
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	4,908,953
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	6,659,305
Series 2024-20, Class PZ, 7.50%, 2/20/54	32,010	31,991,133
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,743,253
Series 2024-26, Class NZ, 6.00%, 2/20/54	14,388	13,919,098
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,869,374
Series 2024-42, Class DZ, 6.00%, 3/20/54	8,711	8,422,264
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	24,537,662
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	10,644,924
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,085,466
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	30,312,336
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	12,892,284
Interest Only:(8)
Series 2014-68, Class KI, 0.00%, 10/20/42(4)	2,313	52,083
Series 2017-104, Class SD, 0.77%, (6.086% - 1 mo. SOFR), 7/20/47(7)	4,174	384,014
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(7)	2,719	76,227
Series 2017-137, Class AS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 9/20/47(7)	3,739	102,703
Series 2020-116, Class MI, 2.00%, 8/20/50	16,305	2,089,047
Series 2020-134, Class LI, 2.50%, 9/20/50	7,220	1,003,590
Series 2020-146, Class IQ, 2.00%, 10/20/50	16,795	1,948,569
Series 2020-146, Class QI, 2.00%, 10/20/50	8,886	1,016,566
Series 2020-149, Class NI, 2.50%, 10/20/50	13,199	1,748,009
Series 2020-151, Class AI, 2.00%, 10/20/50	49,566	5,884,682
Series 2020-151, Class HI, 2.50%, 10/20/50	1,149	167,352
Series 2020-154, Class PI, 2.50%, 10/20/50	11,703	1,547,135
Series 2020-167, Class KI, 2.00%, 11/20/50	27,437	3,175,803
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-173, Class DI, 2.00%, 11/20/50	$20,658	$ 2,445,393
Series 2020-176, Class HI, 2.50%, 11/20/50	28,599	3,790,358
Series 2020-185, Class BI, 2.00%, 12/20/50	7,073	860,902
Series 2020-191, Class AI, 2.00%, 12/20/50	26,484	2,999,000
Series 2021-15, Class AI, 2.00%, 1/20/51	30,489	3,625,769
Series 2021-23, Class TI, 2.50%, 2/20/51	10,936	1,399,684
Series 2021-30, Class AI, 2.00%, 2/20/51	3,744	439,892
Series 2021-46, Class IM, 2.50%, 3/20/51	2,485	322,746
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(7)	5,141	46,572
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(7)	11,713	209,736
Series 2021-97, Class IG, 2.50%, 8/20/49	35,661	4,062,796
Series 2021-114, Class MI, 3.00%, 6/20/51	8,911	1,441,111
Series 2021-121, Class TI, 3.00%, 7/20/51	32,268	4,355,791
Series 2021-122, Class NI, 3.00%, 7/20/51	5,946	966,153
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(7)	15,623	311,911
Series 2021-154, Class MI, 3.00%, 9/20/51	44,239	6,123,224
Series 2021-160, Class IT, 2.50%, 9/20/51	16,576	1,760,715
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(7)	25,180	135,730
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(7)	12,734	68,264
Series 2021-193, Class IU, 3.00%, 11/20/49	39,990	5,560,458
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(7)	24,332	151,832
Series 2021-201, Class PI, 3.00%, 11/20/51	24,864	2,879,912
Series 2021-209, Class IW, 3.00%, 11/20/51	17,720	2,348,593
Series 2022-104, Class IO, 2.50%, 6/20/51	24,109	3,299,570
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	199,511	1,137,031
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	22,168	126,337
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	44,336	379,877
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	443,357	3,831,491
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	59,494	641,578
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	44,336	496,870
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(7)	124,530	777,725

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-13, Class SA, 0.07%, (5.40% - 30-day SOFR Average), 1/20/53(7)	$12,752	$ 305,655
Series 2023-19, Class SD, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	18,121	862,243
Series 2023-20, Class HS, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	12,655	595,031
Series 2023-22, Class ES, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	16,873	793,375
Series 2023-22, Class SA, 0.37%, (5.70% - 30-day SOFR Average), 2/20/53(7)	24,843	748,177
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(7)	33,746	720,393
Series 2023-24, Class SG, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	16,873	793,375
Series 2023-32, Class SA, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	56,946	2,677,641
Series 2023-38, Class LS, 0.97%, (6.30% - 30-day SOFR Average), 3/20/53(7)	54,396	2,547,942
Series 2023-38, Class SD, 0.92%, (6.25% - 30-day SOFR Average), 3/20/53(7)	75,014	3,164,770
Series 2023-38, Class SG, 0.87%, (6.20% - 30-day SOFR Average), 3/20/53(7)	42,304	1,884,142
Series 2023-47, Class HS, 0.97%, (6.30% - 30-day SOFR Average), 3/20/53(7)	18,132	849,314
Series 2023-47, Class SC, 0.92%, (6.25% - 30-day SOFR Average), 3/20/53(7)	27,154	1,241,917
Series 2023-53, Class SK, 0.87%, (6.20% - 30-day SOFR Average), 4/20/53(7)	34,677	1,727,492
Series 2024-64, Class EI, 6.50%, 4/20/64	28,146	4,193,116
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.183%, 1/25/53(1)(4)	1,921	1,056,150
Series 2024-PJ1, Class B3, 7.293%, 6/25/54(1)(4)	5,757	5,873,543
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(6)	2,775	2,821,931
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(6)	13,700	13,953,425
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(6)	13,631	13,832,660
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 8.681%, (1 mo. SOFR + 3.364%), 11/25/55(1)(3)	1,500	1,510,526
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(6)	853	845,914
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(6)	11,820	11,751,166
PNMAC GMSR Issuer Trust:
2024 Participation, 11.068%, (30-day SOFR Average + 5.75%), 12/24/24(3)	14,326	14,438,746
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust: (continued)
Series 2022-GT1, Class A, 9.58%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	$6,000	$ 6,091,890
Series 2024-GT1, Class A, 8.517%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	25,000	25,294,918
PRPM LLC:
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(6)	2,700	2,393,606
Series 2024-RCF2, Class A3, 3.75% to 3/25/26, 3/25/54(1)(6)	2,000	1,744,845
Radnor RE Ltd., Series 2022-1, Class M1A, 9.08%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	5,087	5,161,065
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)(6)	15,500	15,613,685
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(6)	12,000	12,107,827
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.561%, 4/25/54(1)(4)	1,551	1,430,639
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(4)	52,433	46,813,654
Total Collateralized Mortgage Obligations (identified cost $1,410,749,894)		$1,297,526,259

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 8.464%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	$4,200	$ 4,220,876
GWT Trust, Series 2024-WLF2, Class D, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)(5)	8,000	7,980,000
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(4)	2,160	1,297,787
Series 2014-C25, Class D, 4.079%, 11/15/47(1)(4)	5,855	3,166,410
Med Trust, Series 2021-MDLN, Class E, 8.586%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	5,265	5,253,524
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,220,496
Total Commercial Mortgage-Backed Securities (identified cost $28,029,577)		$ 24,139,093

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.1%
Security	Shares	Value
Bermuda — 0.0%(11)
Liberty Latin America Ltd., Class A(12)	105,100	$ 793,505
		$ 793,505
Bulgaria — 0.1%
Eurohold Bulgaria AD(12)	5,122,844	$ 3,668,317
		$ 3,668,317
Canada — 0.0%(11)
Canacol Energy Ltd.	147,000	$ 528,566
		$ 528,566
Iceland — 0.0%(11)
Siminn Hf.	2,023,336	$ 143,404
		$ 143,404
Total Common Stocks (identified cost $6,369,220)		$ 5,133,792

Convertible Bonds — 3.4%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.1%
Jazz Investments I Ltd., 2.00%, 6/15/26	USD	1,305	$ 1,260,956
NCL Corp. Ltd., 1.125%, 2/15/27	USD	1,610	1,479,711
			$ 2,740,667
Canada — 0.1%
Shopify, Inc., 0.125%, 11/1/25	USD	1,395	$ 1,310,603
			$ 1,310,603
Cayman Islands — 0.2%
Li Auto, Inc., 0.25%, 5/1/28	USD	890	$ 1,019,717
Poseidon Finance 1 Ltd., 0.00%, 2/1/25(13)	USD	1,260	1,282,995
Sea Ltd., 2.375%, 12/1/25	USD	2,090	2,196,590
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,308	1,267,779
			$ 5,767,081
China — 0.2%
Meituan, 0.00%, 4/27/27(13)	USD	4,400	$ 4,139,300
Security	Principal Amount (000's omitted)		Value
China (continued)
PDD Holdings, Inc., 0.00%, 12/1/25	USD	1,260	$ 1,234,674
Sunac China Holdings Ltd., 1.00%, 9/30/32(13)(14)	USD	257	14,113
			$ 5,388,087
France — 0.0%(11)
Veolia Environnement SA, 0.00%, 1/1/25(13)	EUR	2,000	$ 667,272
			$ 667,272
Germany — 0.0%(11)
Deutsche Post AG, 0.05%, 6/30/25(13)	EUR	1,200	$ 1,227,956
			$ 1,227,956
India — 0.1%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(13)	USD	1,325	$ 1,298,977
			$ 1,298,977
Israel — 0.0%(11)
Nice Ltd., 0.00%, 9/15/25	USD	765	$ 760,410
			$ 760,410
Luxembourg — 0.0%(11)
Citigroup Global Markets Funding Luxembourg SCA, 0.00%, 7/25/24(13)	HKD	6,000	$ 754,727
			$ 754,727
Netherlands — 0.0%(11)
STMicroelectronics NV, Series A, 0.00%, 8/4/25(13)	USD	400	$ 425,247
			$ 425,247
South Africa — 0.0%(11)
HTA Group Ltd., 2.875%, 3/18/27(13)	USD	600	$ 535,172
			$ 535,172
South Korea — 0.0%(11)
LG Chem Ltd., 1.60%, 7/18/30(13)	USD	1,300	$ 1,175,200
			$ 1,175,200
Spain — 0.0%(11)
Cellnex Telecom SA, 0.50%, 7/5/28(13)	EUR	800	$ 870,301
			$ 870,301

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United Arab Emirates — 0.0%(11)
Abu Dhabi National Oil Co., 0.70%, 6/4/24(13)	USD	400	$ 395,618
			$ 395,618
United Kingdom — 0.0%(11)
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,151	$ 1,146,937
			$ 1,146,937
United States — 2.7%
Airbnb, Inc., 0.00%, 3/15/26	USD	2,025	$ 1,866,037
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	USD	2,715	2,683,777
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	1,230	1,131,969
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29(1)	USD	1,210	1,173,942
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	870	1,270,635
Bentley Systems, Inc., 0.125%, 1/15/26	USD	1,325	1,346,200
BILL Holdings, Inc., 0.00%, 12/1/25	USD	970	896,765
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,500	1,467,375
BlackLine, Inc., 0.00%, 3/15/26	USD	975	879,328
Block, Inc., 0.25%, 11/1/27	USD	1,990	1,633,292
Burlington Stores, Inc., 2.25%, 4/15/25	USD	845	888,518
Cable One, Inc., 0.00%, 3/15/26	USD	800	694,000
Carnival Corp., 5.75%, 12/1/27	USD	630	888,300
Cloudflare, Inc., 0.00%, 8/15/26	USD	1,200	1,095,900
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,285	1,092,250
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	820	711,104
Cytokinetics, Inc., 3.50%, 7/1/27	USD	665	951,257
Datadog, Inc., 0.125%, 6/15/25	USD	1,045	1,494,872
Dayforce, Inc., 0.25%, 3/15/26	USD	1,290	1,176,480
Dexcom, Inc., 0.375%, 5/15/28(1)	USD	2,025	2,060,868
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,725	1,436,062
Dropbox, Inc., 0.00%, 3/1/26	USD	1,265	1,188,220
Duke Energy Corp., 4.125%, 4/15/26	USD	1,330	1,322,346
Enphase Energy, Inc., 0.00%, 3/1/26	USD	1,045	946,493
Envista Holdings Corp., 1.75%, 8/15/28(1)	USD	1,120	956,200
Etsy, Inc., 0.25%, 6/15/28	USD	1,520	1,198,520
Euronet Worldwide, Inc., 0.75%, 3/15/49	USD	560	545,160
Evergy, Inc., 4.50%, 12/15/27(1)	USD	1,295	1,296,779
Evolent Health, Inc., 3.50%, 12/1/29(1)	USD	805	841,842
Exact Sciences Corp.:
0.375%, 3/1/28	USD	1,415	1,230,342
2.00%, 3/1/30(1)	USD	500	516,250
Expedia Group, Inc., 0.00%, 2/15/26	USD	1,120	1,034,359
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	975	952,088
Five9, Inc., 1.00%, 3/15/29(1)	USD	1,635	1,618,241
Ford Motor Co., 0.00%, 3/15/26	USD	2,200	2,198,900
Security	Principal Amount (000's omitted)		Value
United States (continued)
Glencore Funding LLC, 0.00%, 3/27/25(13)	USD	1,400	$ 1,508,817
Global Payments, Inc., 1.50%, 3/1/31(1)	USD	2,200	2,197,800
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	1,155	1,089,165
Insmed, Inc., 0.75%, 6/1/28	USD	1,105	1,129,223
Insulet Corp., 0.375%, 9/1/26	USD	1,200	1,237,321
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	560	524,580
InterDigital, Inc.:
2.00%, 6/1/24	USD	250	303,594
3.50%, 6/1/27	USD	455	618,664
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	1,335	1,290,420
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	940	1,063,423
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,075	1,003,943
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,255	1,308,442
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	770	790,752
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	665	506,580
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	1,170	1,073,475
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	750	612,900
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	855	919,125
MongoDB, Inc., 0.25%, 1/15/26	USD	600	1,066,777
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27(1)	USD	1,440	1,573,200
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	USD	1,730	1,560,832
NRG Energy, Inc., 2.75%, 6/1/48	USD	1,205	2,159,962
NuVasive, Inc., 0.375%, 3/15/25	USD	805	768,574
Okta, Inc., 0.125%, 9/1/25	USD	1,075	1,018,563
ON Semiconductor Corp., 0.50%, 3/1/29	USD	2,535	2,455,781
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	880	2,576,200
PG&E Corp., 4.25%, 12/1/27(1)	USD	1,585	1,589,359
Post Holdings, Inc., 2.50%, 8/15/27	USD	1,140	1,277,940
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	1,275	1,212,844
Rapid7, Inc.:
0.25%, 3/15/27	USD	1,040	901,550
1.25%, 3/15/29(1)	USD	400	388,720
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	985	673,740
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	1,110	1,272,282
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	1,525	1,360,452
Shockwave Medical, Inc., 1.00%, 8/15/28(1)	USD	895	1,138,595
Snap, Inc., 0.00%, 5/1/27	USD	1,375	1,121,313
Southwest Airlines Co., 1.25%, 5/1/25	USD	747	734,861
Spotify USA, Inc., 0.00%, 3/15/26	USD	1,325	1,232,250
Super Micro Computer, Inc., 0.00%, 3/1/29(1)	USD	645	659,835
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,240	1,305,720

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Uber Technologies, Inc., 0.00%, 12/15/25	USD	2,235	$ 2,329,987
Western Digital Corp., 3.00%, 11/15/28(1)	USD	1,180	1,785,340
Wolfspeed, Inc., 1.875%, 12/1/29	USD	1,695	980,134
Ziff Davis, Inc., 1.75%, 11/1/26	USD	630	572,906
Zscaler, Inc., 0.125%, 7/1/25	USD	1,025	1,302,775
			$ 94,883,387
Total Convertible Bonds (identified cost $119,114,076)			$ 119,347,642

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
United States — 0.2%
Bank of America Corp., Series L, 7.25%	2,150	$ 2,472,500
Wells Fargo & Co., Series L, Class A, 7.50%	2,400	2,749,056
Total Convertible Preferred Stocks (identified cost $5,508,019)		$ 5,221,556

Exchange-Traded Funds — 0.4%
Security	Shares	Value
Equity Funds — 0.4%
ProShares Short VIX Short-Term Futures ETF	224,200	$ 12,281,676
Total Exchange-Traded Funds (identified cost $11,075,571)		$ 12,281,676

Foreign Corporate Bonds — 7.3%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Pan American Energy LLC, 8.50%, 4/30/32(1)	USD	3,560	$ 3,592,040
			$ 3,592,040
Brazil — 1.1%
3R Lux SARL, 9.75%, 2/5/31(1)	USD	2,558	$ 2,691,291
Banco BTG Pactual SA, 6.25%, 4/8/29(1)	USD	2,438	2,420,459
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(13)(15)	USD	4,982	4,888,409
Coruripe Netherlands BV, 10.00%, 2/10/27(13)	USD	5,979	5,346,893
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
FORESEA Holding SA, 7.50%, 6/15/30(13)	USD	7,190	$ 6,677,075
Gol Finance SA, 15.813%, (1 mo. SOFR + 10.50%), 1/29/25(1)(3)	USD	1,069	1,159,992
MC Brazil Downstream Trading SARL:
7.25%, 6/30/31(1)	USD	2,305	1,998,378
7.25%, 6/30/31(13)	USD	2,661	2,307,101
MV24 Capital BV, 6.748%, 6/1/34(13)	USD	5,140	4,731,425
Samarco Mineracao SA, 9.50%, 6/30/31(13)(14)	USD	5,915	5,401,954
Vale SA, Series A6, 1.378%(16)(17)	BRL	14,736	950,717
			$ 38,573,694
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(13)	EUR	3,738	$ 3,565,224
			$ 3,565,224
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(13)	USD	3,883	$ 3,659,724
			$ 3,659,724
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	2,105	$ 2,141,569
			$ 2,141,569
Chile — 0.4%
AES Andes SA:
6.30%, 3/15/29(1)	USD	1,541	$ 1,520,497
6.35% to 1/7/25, 10/7/79(13)(15)	USD	1,001	975,470
7.125% to 5/20/24, 3/26/79(13)(15)	USD	3,738	3,699,394
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(1)(15)(16)	USD	1,161	1,190,635
Inversiones La Construccion SA, 4.75%, 2/7/32(13)	USD	6,359	5,484,638
			$ 12,870,634
China — 0.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(13)	USD	5,244	$ 4,553,320
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(13)(18)	USD	850	24,437
KWG Group Holdings Ltd., 7.875%, 8/30/24(18)	USD	519	25,950
Longfor Group Holdings Ltd., 3.85%, 1/13/32(13)	USD	1,699	905,773
Shimao Group Holdings Ltd., 5.60%, 7/15/26(13)(18)	USD	4,343	152,005
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(13)(14)	USD	213	22,339

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(13)(14)	USD	213	$ 20,804
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(13)(14)	USD	427	34,122
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(13)(14)	USD	641	47,767
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(13)(14)	USD	641	42,489
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(13)(14)	USD	302	16,590
Times China Holdings Ltd.:
5.55%, 6/4/24(13)(18)	USD	2,221	57,524
6.75%, 7/16/23(13)(18)	USD	1,041	23,422
West China Cement Ltd., 4.95%, 7/8/26(13)	USD	530	432,192
			$ 6,358,734
Colombia — 0.4%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)	USD	1,655	$ 1,499,531
Aris Mining Corp., 6.875%, 8/9/26(13)	USD	1,758	1,632,461
Avianca Midco 2 PLC, 9.00%, 12/1/28(13)	USD	4,301	4,064,437
Banco Davivienda SA, 6.65% to 4/22/31(13)(15)(16)	USD	1,417	993,755
Bancolombia SA, 6.909%, 10/18/27	USD	485	480,400
Canacol Energy Ltd., 5.75%, 11/24/28(13)	USD	6,429	3,033,427
SierraCol Energy Andina LLC, 6.00%, 6/15/28(13)	USD	2,114	1,831,724
			$ 13,535,735
Costa Rica — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,290	$ 2,380,146
			$ 2,380,146
Cyprus — 0.0%(11)
Bank of Cyprus PLC:
7.375% to 7/25/27, 7/25/28(13)(15)	EUR	615	$ 704,634
11.875% to 12/21/28(13)(15)(16)	EUR	213	249,977
			$ 954,611
Georgia — 0.4%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(15)(16)	USD	200	$ 198,566
9.50% to 7/16/29(13)(15)(16)	USD	3,971	3,942,528
TBC Bank JSC:
8.894% to 11/6/26(13)(15)(16)	USD	3,132	3,006,720
Security	Principal Amount (000's omitted)		Value
Georgia (continued)
TBC Bank JSC: (continued)
10.25% to 7/30/29(13)(15)(16)	USD	5,170	$ 5,165,759
			$ 12,313,573
Ghana — 0.1%
Kosmos Energy Ltd., 7.50%, 3/1/28(13)	USD	2,199	$ 2,102,364
Tullow Oil PLC, 10.25%, 5/15/26(13)	USD	2,624	2,558,531
			$ 4,660,895
Greece — 0.4%
Alpha Services & Holdings SA, 5.50% to 3/11/26, 6/11/31(13)(15)	EUR	2,712	$ 2,854,452
National Bank of Greece SA, 8.00% to 10/3/28, 1/3/34(13)(15)	EUR	1,745	2,029,813
Piraeus Financial Holdings SA:
5.50% to 2/19/25, 2/19/30(13)(15)	EUR	810	855,715
7.25% to 1/17/29, 4/17/34(13)(15)	EUR	2,200	2,429,264
8.75% to 6/16/26(13)(15)(16)	EUR	4,978	5,273,557
			$ 13,442,801
Honduras — 0.0%(11)
Inversiones Atlantida SA, 7.50%, 5/19/26(13)	USD	787	$ 770,866
			$ 770,866
Hong Kong — 0.1%
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(13)	USD	5,517	$ 4,871,928
			$ 4,871,928
Hungary — 0.2%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(13)(15)	EUR	3,074	$ 3,462,859
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(13)(15)	USD	3,696	3,816,120
			$ 7,278,979
Iceland — 0.0%
Wow Air Hf.:
0.00% (16)(18)(19)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(16)(18)(19)	EUR	900	0
			$ 0
India — 0.2%
Vedanta Resources Finance II PLC:
13.875%, 1/21/27(13)	USD	2,246	$ 2,106,569

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
India (continued)
Vedanta Resources Finance II PLC: (continued)
13.875%, 12/9/28(13)	USD	6,073	$ 5,528,453
			$ 7,635,022
Indonesia — 0.4%
Indika Energy Tbk. PT, 8.75%, 5/7/29(1)(2)	USD	5,330	$ 5,265,115
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(13)	USD	3,538	3,411,533
Minejesa Capital BV:
4.625%, 8/10/30(13)	USD	4,110	3,847,153
5.625%, 8/10/37(13)	USD	1,343	1,164,916
			$ 13,688,717
Kazakhstan — 0.0%(11)
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/26(13)	USD	1,482	$ 1,398,583
			$ 1,398,583
Mauritius — 0.1%
Azure Power Energy Ltd., 3.575%, 8/19/26(13)	USD	3,706	$ 3,317,807
			$ 3,317,807
Mexico — 0.9%
Alpha Holding SA de CV:
9.00%, 2/10/25(13)(18)	USD	2,654	$ 39,807
10.00%, 12/19/22(13)(18)	USD	1,440	21,597
Banco Mercantil del Norte SA:
5.875% to 1/24/27(13)(15)(16)	USD	433	404,245
7.625% to 1/10/28(13)(15)(16)	USD	563	549,359
8.375% to 10/14/30(13)(15)(16)	USD	1,314	1,309,079
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(13)(15)	USD	2,994	2,735,075
8.45% to 6/29/33, 6/29/38(1)(15)	USD	1,097	1,133,295
Grupo Aeromexico SAB de CV, 8.50%, 3/17/27(13)	USD	2,422	2,376,390
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)	USD	2,592	2,138,400
Petroleos Mexicanos:
6.75%, 9/21/47	USD	6,226	3,978,821
6.84%, 1/23/30	USD	9,213	7,990,749
6.875%, 8/4/26	USD	5,578	5,417,439
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(13)	USD	3,653	1,952,331
10.50%, 12/31/28(1)	USD	1,896	1,534,537
			$ 31,581,124
Security	Principal Amount (000's omitted)		Value
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(13)	USD	4,037	$ 3,308,725
			$ 3,308,725
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(13)	USD	2,608	$ 2,425,440
SEPLAT Energy PLC, 7.75%, 4/1/26(13)	USD	1,280	1,239,903
			$ 3,665,343
Panama — 0.2%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(13)	USD	6,435	$ 5,415,978
			$ 5,415,978
Paraguay — 0.1%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	2,421	$ 2,118,054
7.70%, 7/21/28(13)	USD	2,453	2,146,049
			$ 4,264,103
Peru — 0.3%
Auna SAA, 10.00%, 12/15/29(1)	USD	5,696	$ 5,859,027
Peru LNG SRL, 5.375%, 3/22/30(13)	USD	3,067	2,619,785
Telefonica del Peru SAA, 7.375%, 4/10/27(13)	PEN	4,500	921,385
			$ 9,400,197
Romania — 0.1%
Banca Transilvania SA:
7.25% to 12/7/27, 12/7/28(13)(15)	EUR	2,058	$ 2,287,447
8.875% to 4/27/26, 4/27/27(13)(15)	EUR	482	544,596
			$ 2,832,043
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(13)(15)(16)(19)	USD	1,226	$ 0
			$ 0
Saint Lucia — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash and 1.50% PIK), 5/25/27	USD	4,218	$ 4,094,882
			$ 4,094,882

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Singapore — 0.2%
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/25(13)	USD	2,913	$ 2,936,658
Puma International Financing SA, 7.75%, 4/25/29(1)	USD	2,737	2,771,951
			$ 5,708,609
South Africa — 0.1%
Sasol Financing USA LLC:
5.50%, 3/18/31	USD	3,249	$ 2,703,366
6.50%, 9/27/28	USD	2,105	2,000,752
			$ 4,704,118
Spain — 0.0%(11)
International Airport Finance SA, 12.00%, 3/15/33(13)	USD	610	$ 650,455
			$ 650,455
Trinidad and Tobago — 0.0%(11)
Telecommunications Services of Trinidad & Tobago Ltd., 8.875%, 10/18/29(13)	USD	784	$ 760,586
			$ 760,586
Turkey — 0.4%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(13)	USD	3,229	$ 2,985,728
Sisecam U.K. PLC, 8.25%, 5/2/29(1)(2)	USD	3,190	3,250,948
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(13)	USD	2,437	2,429,799
WE Soda Investments Holding PLC, 9.50%, 10/6/28(13)	USD	3,999	4,138,677
			$ 12,805,152
United Kingdom — 0.0%(11)
Avianca Midco 2 PLC, 9.00%, 12/1/28(13)	USD	708	$ 668,755
			$ 668,755
Uzbekistan — 0.1%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(13)	UZS	51,340,000	$ 4,071,317
			$ 4,071,317
Security	Principal Amount (000's omitted)		Value
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(13)	USD	4,440	$ 4,238,426
			$ 4,238,426
Total Foreign Corporate Bonds (identified cost $265,447,329)			$ 255,181,095

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(13)(19)(20)	UZS	195,502,870	$ 16,654,946
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(13)(19)(20)	UZS	3,683,800	302,265
Total Loan Participation Notes (identified cost $17,103,490)			$ 16,957,211

Reinsurance Side Cars — 2.9%
Security	Shares	Value
Eden Re II Ltd.:
Series 2020A, 0.00%, 3/22/24(1)(19)(21)(22)	429,924	$ 147,894
Series 2021A, 0.00%, 3/21/25(1)(19)(21)(22)	41,325	11,860
Series 2021B, 0.00%, 3/21/25(1)(19)(21)(22)	394,291	135,242
Series 2022A, 0.00%, 3/20/26(1)(19)(21)(22)	839,905	485,129
Series 2022B, 0.00%, 3/20/26(1)(19)(21)(22)	690,061	391,886
Series 2023A, 0.00%, 3/19/27(1)(19)(21)(22)	300,000	354,600
Series 2023B, 0.00%, 3/19/27(1)(19)(21)(22)	118,000	139,948
Series 2024A, 0.00%, 3/17/28(1)(19)(21)(22)	7,700,000	7,947,170
Series 2024B, 0.00%, 3/17/28(1)(19)(21)(22)	26,300,000	27,215,240
Mt. Logan Re Ltd.:
Series 13, Preference Shares(19)(22)(23)	10,000	17,801,622
Series 17, Preference Shares(12)(19)(22)(23)	860	1,510,828
Series 19, Preference Shares(12)(19)(22)(23)	7,464	7,970,859
PartnerRe ILS Fund SAC Ltd.(19)(22)(23)	34,000,000	35,176,400
Sussex Capital Ltd.:
Designated Investment Series 5, 5/19(12)(19)(22)(23)	249	11,429
Designated Investment Series 5, 12/19(12)(19)(22)(23)	791	25,264
Designated Investment Series 5, 6/20(12)(19)(22)(23)	434	30,657
Designated Investment Series 5, 4/21(12)(19)(22)(23)	247	12,906

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sussex Capital Ltd.: (continued)
Designated Investment Series 5, 12/21(12)(19)(22)(23)	958	$ 20,684
Designated Investment Series 5, 11/22(12)(19)(22)(23)	958	270,936
Designated Investment Series 15, 12/21(12)(19)(22)(23)	743	16,031
Designated Investment Series 15, 11/22(12)(19)(22)(23)	721	203,920
Series 5, Preference Shares(12)(19)(22)(23)	1,172	1,681,380
Series 15, Preference Shares(12)(19)(22)(23)	977	1,243,212
Sussex Re Ltd.:
Series 2020A(12)(19)(22)(23)	4,081,939	154,706
Series 2021A(12)(19)(22)(23)	4,154,232	304,505
Total Reinsurance Side Cars (identified cost $91,232,564)		$ 103,264,308

Senior Floating-Rate Loans — 0.2%(24)
Borrower/Description	Principal Amount (000's omitted)	Value
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 10.829%, (SOFR + 5.50%), 12/8/26	$5,420	$ 5,406,450
		$ 5,406,450
Saint Lucia — 0.1%
Digicel International Finance Ltd., Term Loan, 5/25/27(25)	$2,994	$ 2,863,110
		$ 2,863,110
Total Senior Floating-Rate Loans (identified cost $8,276,659)		$ 8,269,560

Sovereign Government Bonds — 10.3%
Security	Principal Amount (000's omitted)		Value
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(13)	EUR	120	$ 108,832
6.875%, 1/19/52(13)	EUR	1,733	1,509,315
			$ 1,618,147
Security	Principal Amount (000's omitted)		Value
Czech Republic — 1.4%
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	1,436,300	$ 50,323,396
			$ 50,323,396
Dominican Republic — 0.8%
Dominican Republic Bonds:
12.00%, 8/8/25(1)	DOP	450,030	$ 7,832,751
12.75%, 9/23/29(1)	DOP	794,700	15,397,724
13.625%, 2/3/33(1)	DOP	8,000	163,415
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,215,414
13.00%, 12/5/25(1)	DOP	12,940	227,412
			$ 28,836,716
Egypt — 0.1%
Egypt Government International Bonds, 5.625%, 4/16/30(13)	EUR	5,830	$ 4,983,365
			$ 4,983,365
Iceland — 0.4%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,468,763	$ 8,347,477
6.50%, 1/24/31	ISK	285,839	1,949,128
7.00%, 9/17/35	ISK	553,340	3,951,585
			$ 14,248,190
Indonesia — 1.9%
Indonesia Treasury Bonds, 7.125%, 6/15/43	IDR	1,093,548,000	$ 67,044,379
			$ 67,044,379
Peru — 4.4%
Peru Government Bonds:
5.40%, 8/12/34	PEN	230,015	$ 52,842,446
5.94%, 2/12/29	PEN	199,073	52,701,871
6.15%, 8/12/32	PEN	65,080	16,332,633
6.714%, 2/12/55	PEN	5,641	1,364,978
7.30%, 8/12/33(13)	PEN	112,565	30,136,521
			$ 153,378,449
Serbia — 0.8%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	3,319,480	$ 27,645,016
5.875%, 2/8/28	RSD	3,280	30,845
			$ 27,675,861

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 0.4%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)	USD	4,795	$ 3,613,032
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	10,846	10,070,915
			$ 13,683,947
Ukraine — 0.0%(11)
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	2,861	$ 57,141
19.19%, 9/30/26	UAH	5,023	98,519
			$ 155,660
Uzbekistan — 0.0%(11)
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(13)	UZS	6,450,000	$ 513,654
			$ 513,654
Total Sovereign Government Bonds (identified cost $378,108,958)			$ 362,461,764

U.S. Department of Agriculture Loans — 0.4%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	$186	$ 185,719
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	5,813	5,815,627
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	6,225	6,227,610
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/63(3)	1,104	1,104,701
Total U.S. Department of Agriculture Loans (identified cost $13,328,294)		$ 13,333,657

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8)
Series 2021-SB91, Class X1, 0.681%, 8/25/41(4)	$23,596	$ 624,912
Series 2021-SB92, Class X1, 0.682%, 8/25/41(4)	23,362	495,215
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.677%, 4/16/63(4)	$26,527	$ 1,374,352
Series 2021-132, Class IO, 0.726%, 4/16/63(4)	64,917	3,521,151
Series 2021-144, Class IO, 0.825%, 4/16/63(4)	25,526	1,535,659
Series 2021-186, Class IO, 0.764%, 5/16/63(4)	47,132	2,644,777
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	67,124	3,264,918
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $17,519,962)		$ 13,460,984

U.S. Government Agency Mortgage-Backed Securities — 33.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.462%, (COF + 1.254%), with maturity at 2035(26)	$46	$ 44,891
4.745%, (COF + 1.251%), with maturity at 2030(26)	45	43,493
6.00%, with various maturities to 2053	4,556	4,533,869
6.50%, with maturity at 2053	5,874	5,950,731
7.00%, with various maturities to 2053	1,337	1,389,095
8.00%, with maturity at 2026	0 (10)	287
Federal National Mortgage Association:
4.437%, (COF + 1.254%), with maturity at 2035(26)	19	18,909
5.224%, (COF + 1.791%), with maturity at 2035(26)	281	275,343
5.50%, with maturity at 2052	18,361	17,867,329
6.00%, with various maturities to 2053	17,964	17,857,361
6.50%, with various maturities to 2053	17,117	17,363,334
8.50%, with maturity at 2032	72	75,210
9.50%, with maturity at 2028	7	6,906
Government National Mortgage Association:
5.00%, with maturity at 2052	18,297	17,564,141
5.50%, with various maturities to 2063	68,185	67,081,578
6.00%, 30-Year, TBA(27)	50,450	50,355,777
6.00%, with various maturities to 2063	183,468	184,998,590
6.50%, with various maturities to 2064	137,052	139,912,020
7.00%, with various maturities to 2063	33,791	34,512,904
7.00%, 30-Year, TBA(27)	100,000	101,822,015
7.50%, with various maturities to 2054	57,393	57,866,210
8.00%, with various maturities to 2054	20,511	20,900,287
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(27)	8,671	8,222,208
5.50%, 30-Year, TBA(27)	257,700	250,301,188

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
6.00%, 30-Year, TBA(27)	$165,400	$ 163,985,061
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,169,346,062)		$1,162,948,737

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(28)(29) Series 2018-1, Class A, 2.455%, 3/25/44(1)	$153,527	$ 8,574,073
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $32,145,516)		$ 8,574,073

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(30)	$11,782	$ 10,387,286
Total U.S. Treasury Obligations (identified cost $11,191,857)		$ 10,387,286

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(12)(19)	3,058,000	$ 0
Alpha Holding SA, Escrow Certificates(12)(19)	5,630,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 7.1%
Affiliated Fund — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(31)	136,713,931	$ 136,713,931
Total Affiliated Fund (identified cost $136,713,931)		$ 136,713,931

Repurchase Agreements — 1.4%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 4/25/24 with an interest rate of 5.10%, collateralized by $5,000,000 Republic of Poland Government International Bonds, 4.875%, due 10/4/33 and a market value, including accrued interest, of $4,795,301(32)	USD	4,775	$ 4,775,000
Dated 4/25/24 with an interest rate of 5.10%, collateralized by $5,000,000 Romania Government International Bonds, 7.125%, due 1/17/33 and a market value, including accrued interest, of $5,276,377(32)	USD	5,238	5,237,500
Barclays Bank PLC:
Dated 2/12/24 with an interest rate of 5.00%, collateralized by $5,000,000 Brazil Government International Bonds, 6.125%, due 3/15/34 and a market value, including accrued interest, of $5,078,264(32)	USD	5,219	5,218,750
Dated 2/29/24 with an interest rate of 5.00%, collateralized by $5,000,000 Peru Government International Bonds, 3.00%, due 1/15/34 and a market value, including accrued interest, of $3,972,917(32)	USD	4,288	4,287,500
Dated 4/11/24 with an interest rate of 5.05%, collateralized by $5,000,000 Republic of South Africa Government International Bonds, 5.875%, due 4/20/32 and a market value, including accrued interest, of $5,008,976(32)	USD	4,831	4,831,250
JP Morgan Chase Bank, N.A.:
Dated 4/12/24 with an interest rate of 4.80%, collateralized by $5,000,000 Colombia Government International Bonds, 7.50%, due 2/2/34 and a market value, including accrued interest, of $5,092,708(32)	USD	5,101	5,101,041
Dated 4/12/24 with an interest rate of 5.10%, collateralized by $5,000,000 Brazil Government International Bonds, 6.125%, due 3/15/34 and a market value, including accrued interest, of $5,078,264(32)	USD	4,895	4,894,653

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC:
Dated 3/18/24 with an interest rate of 5.05%, collateralized by $5,000,000 Indonesia Government International Bonds, 4.85%, due 1/11/33 and a market value, including accrued interest, of $4,860,656(32)	USD	5,195	$ 5,194,875
Dated 3/20/24 with an interest rate of 5.05%, collateralized by $5,000,000 Mexico Government International Bonds, 6.00%, due 5/7/36 and a market value, including accrued interest, of $4,919,340(32)	USD	5,263	5,262,500
Dated 3/26/24 with an interest rate of 4.90%, collateralized by $5,000,000 Philippines Government International Bonds, 5.00%, due 7/17/33 and a market value, including accrued interest, of $4,913,089(32)	USD	5,292	5,292,000
Total Repurchase Agreements (identified cost $50,095,069)			$ 50,095,069

Sovereign Government Securities — 0.7%
Security	Principal Amount (000's omitted)		Value
Egypt — 0.7%
Egypt Treasury Bills:
0.00%, 9/24/24	EGP	1,475	$ 28,044
0.00%, 12/10/24	EGP	438,200	7,937,835
0.00%, 3/11/25	EGP	938,950	16,106,883
Total Sovereign Government Securities (identified cost $22,605,229)			$ 24,072,762

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(33)	$13,488	$ 13,472,185
0.00%, 6/13/24(33)	13,500	13,415,188
0.00%, 6/20/24(33)	13,000	12,904,847
Total U.S. Treasury Obligations (identified cost $39,793,790)		$ 39,792,220
Total Short-Term Investments (identified cost $249,208,019)		$ 250,673,982
Value
Total Investments — 116.1% (identified cost $4,247,096,437)	$4,081,197,823
Total Written Swaptions — (0.2)% (premiums received $2,815,400)	$ (7,813,528)
Securities Sold Short — (0.8)%
Sovereign Government Bonds — (0.8)%
Security	Principal Amount (000's omitted)		Value
Indonesia — (0.1)%
Indonesia Government International Bonds, 4.85%, 1/11/33	USD	(5,000)	$ (4,786,559)
			$ (4,786,559)
Mexico — (0.1)%
Mexico Government International Bonds, 6.00%, 5/7/36	USD	(5,000)	$ (4,825,174)
			$ (4,825,174)
Peru — (0.1)%
Peru Government International Bonds, 3.00%, 1/15/34	USD	(5,000)	$ (3,928,750)
			$ (3,928,750)
Philippines — (0.2)%
Philippines Government International Bonds, 5.00%, 7/17/33	USD	(5,000)	$ (4,840,866)
			$ (4,840,866)
Poland — (0.1)%
Republic of Poland Government International Bonds, 4.875%, 10/4/33	USD	(5,000)	$ (4,777,020)
			$ (4,777,020)
Romania — (0.2)%
Romania Government International Bonds, 7.125%, 1/17/33(13)	USD	(5,000)	$ (5,173,460)
			$ (5,173,460)
Total Sovereign Government Bonds (proceeds $29,019,718)			$ (28,331,829)
Total Securities Sold Short (proceeds $29,019,718)			$ (28,331,829)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Value
Other Assets, Less Liabilities — (15.1)%	$ (531,063,512)
Net Assets — 100.0%	$3,513,988,954
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $874,631,413 or 24.9% of the Portfolio's net assets.
(2)	When-issued security.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(5)	When-issued, variable rate security whose interest rate will be determined after April 30, 2024
(6)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Principal amount is less than $500.
(11)	Amount is less than 0.05%.
(12)	Non-income producing security.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $246,004,721 or 7.0% of the Portfolio's net assets.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2024.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(21)	Quantity held represents principal in USD.
(22)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(23)	Restricted security (see Note 5).
(24)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(25)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(27)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(28)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(29)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2024 of all interest only securities comprising the trust.
(30)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(31)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(32)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(33)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC) — (0.2)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/9/34 to pay SOFR and receive 3.93%	JPMorgan Chase Bank, N.A.	USD	(129,000,000)	5/7/24	$ (4,074,363)
Option to enter into interest rate swap expiring 8/9/34 to pay SOFR and receive 4.14%	Citibank, N.A.	USD	(157,000,000)	8/7/24	(3,739,165)
Total					$(7,813,528)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	208,628	USD	226,407	6/20/24	$ (3,316)
EUR	864,633	USD	938,315	6/20/24	(13,741)
EUR	1,084,472	USD	1,185,258	6/20/24	(25,605)
IDR	459,893,067,351	USD	29,180,107	6/20/24	(936,525)
USD	51,784,363	EUR	47,380,982	6/20/24	1,118,688
USD	24,813,555	EUR	22,703,583	6/20/24	536,043
USD	17,580,004	EUR	16,085,123	6/20/24	379,777
USD	9,075,339	EUR	8,303,635	6/20/24	196,053
USD	6,773,019	EUR	6,197,089	6/20/24	146,316
USD	5,290,380	EUR	4,840,523	6/20/24	114,287
USD	4,616,699	EUR	4,224,127	6/20/24	99,734
USD	2,871,953	EUR	2,627,742	6/20/24	62,042
USD	1,923,918	EUR	1,760,322	6/20/24	41,562
USD	1,850,262	EUR	1,692,929	6/20/24	39,971
USD	1,512,005	EUR	1,383,434	6/20/24	32,664
USD	1,324,550	EUR	1,211,919	6/20/24	28,614
USD	1,323,210	EUR	1,210,694	6/20/24	28,585
USD	983,642	EUR	900,000	6/20/24	21,249
USD	221,866	EUR	203,000	6/20/24	4,793
USD	55,022,709	IDR	859,344,661,284	6/20/24	2,247,459
USD	29,423,521	IDR	459,548,319,478	6/20/24	1,201,111
USD	9,989,948	IDR	156,043,988,306	6/20/24	406,761
USD	8,216,833	IDR	128,337,893,938	6/20/24	335,171
USD	22,071	IDR	344,747,873	6/20/24	899
USD	26,790,164	PEN	98,703,000	6/20/24	586,662
USD	17,859,838	PEN	65,801,000	6/20/24	391,102
USD	19,421,814	PEN	71,837,853	6/20/24	350,425
USD	23,320,663	PEN	87,737,000	6/20/24	28,397
USD	203,295	PEN	749,000	6/20/24	4,452
USD	135,711	PEN	500,000	6/20/24	2,972
USD	147,459	PEN	545,424	6/20/24	2,661
USD	177,024	PEN	666,000	6/20/24	216
USD	300,862	PEN	1,136,656	6/20/24	(896)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	264,258	PEN	999,000	6/20/24	$ (955)
USD	39,626,233	PEN	149,707,910	6/20/24	(117,963)
USD	34,812,189	PEN	131,604,000	6/20/24	(125,813)
					$7,183,852
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,372,646	EUR	1,273,775	Goldman Sachs International	5/2/24	$ 13,272	$ —
USD	636,924	EUR	585,991	Goldman Sachs International	5/2/24	11,554	—
USD	508,355	EUR	468,990	UBS AG	5/2/24	7,849	—
USD	243,969	EUR	224,578	UBS AG	5/2/24	4,299	—
EUR	5,105,073	USD	5,467,849	Bank of America, N.A.	5/3/24	—	(19,712)
USD	5,502,528	EUR	5,105,073	Barclays Bank PLC	5/3/24	54,392	—
USD	5,469,344	EUR	5,105,073	Bank of America, N.A.	5/10/24	19,722	—
USD	2,736,059	EUR	2,553,335	UBS AG	5/10/24	10,396	—
AUD	25,000,000	USD	16,591,980	BNP Paribas	6/20/24	—	(373,409)
AUD	29,000,000	USD	19,238,571	Citibank, N.A.	6/20/24	—	(425,029)
AUD	11,745,000	USD	7,736,255	UBS AG	6/20/24	—	(116,771)
AUD	16,000,000	USD	10,527,440	UBS AG	6/20/24	—	(147,555)
EUR	45,762,259	CZK	1,166,068,117	JPMorgan Chase Bank, N.A.	6/20/24	—	(549,927)
MXN	43,842,000	USD	2,559,276	Bank of America, N.A.	6/20/24	—	(19,502)
MXN	58,227,000	USD	3,413,861	Goldman Sachs International	6/20/24	—	(40,763)
MXN	23,693,000	USD	1,397,419	Societe Generale	6/20/24	—	(24,880)
MXN	47,511,000	USD	2,757,225	State Street Bank and Trust Company	6/20/24	—	(4,906)
MXN	11,649,916	USD	682,379	State Street Bank and Trust Company	6/20/24	—	(7,497)
MXN	14,078,293	USD	824,579	State Street Bank and Trust Company	6/20/24	—	(9,022)
MXN	56,700,000	USD	3,334,249	State Street Bank and Trust Company	6/20/24	—	(49,610)
USD	26,467,080	AUD	40,000,000	Australia and New Zealand Banking Group Limited	6/20/24	517,367	—
USD	27,620,467	AUD	41,745,000	State Street Bank and Trust Company	6/20/24	538,697	—
USD	6,597,104	CAD	8,888,742	HSBC Bank USA, N.A.	6/20/24	135,130	—
USD	40,316	CAD	54,320	HSBC Bank USA, N.A.	6/20/24	826	—
USD	7,263,331	CNH	52,000,000	BNP Paribas	6/20/24	79,391	—
USD	7,402,256	CNH	53,000,000	HSBC Bank USA, N.A.	6/20/24	80,164	—
USD	12,855,680	CNH	92,000,000	JPMorgan Chase Bank, N.A.	6/20/24	145,632	—
USD	33,882,281	CNH	242,459,877	UBS AG	6/20/24	385,796	—
USD	13,986,674	MXN	237,500,717	Goldman Sachs International	6/20/24	228,224	—
USD	361,338	NZD	584,452	BNP Paribas	6/20/24	16,950	—
USD	609,218	ZAR	11,449,397	UBS AG	6/20/24	3,248	—
OMR	2,000,000	USD	5,183,496	Standard Chartered Bank	7/8/24	10,232	—

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	$ —	$ (216,710)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(139,429)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(27,147)
USD	23,985,158	OMR	9,293,625	BNP Paribas	7/29/24	—	(148,062)
USD	2,784,227	EUR	2,595,051	HSBC Bank USA, N.A.	7/31/24	4,076	—
USD	756,322	HKD	5,904,000	Goldman Sachs International	7/31/24	—	(375)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(16,745)
						$2,267,217	$(2,337,051)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	19,400	Long	6/28/24	$2,031,998,447	$ (38,388,897)
U.S. 10-Year Treasury Note	330	Long	6/18/24	35,454,375	(356,857)
U.S. Long Treasury Bond	66	Long	6/18/24	7,511,626	(365,183)
U.S. Ultra 10-Year Treasury Note	81	Long	6/18/24	8,927,719	(278,375)
U.S. Ultra-Long Treasury Bond	34	Long	6/18/24	4,065,125	(250,936)
Euro-Bobl	(139)	Short	6/6/24	(17,271,328)	226,003
Euro-Bund	(371)	Short	6/6/24	(51,502,757)	1,218,915
Euro-Buxl	(1)	Short	6/6/24	(137,583)	4,439
Euro-Schatz	(76)	Short	6/6/24	(8,525,182)	43,343
Japan 10-Year Bond	(193)	Short	6/13/24	(176,828,456)	1,271,054
U.S. 2-Year Treasury Note	(18)	Short	6/28/24	(3,647,813)	10,639
U.S. 5-Year Treasury Note	(56)	Short	6/28/24	(5,865,563)	16,416
U.S. 10-Year Treasury Note	(89)	Short	6/18/24	(9,561,938)	74,813
U.S. Long Treasury Bond	(385)	Short	6/18/24	(43,817,813)	1,857,279
U.S. Ultra-Long Treasury Bond	(1,044)	Short	6/18/24	(124,823,250)	7,757,707
					$ (27,159,640)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 898,766
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,235,729
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	629,316
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	629,316
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	628,672
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	707,051
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,127,123)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(3,888,786)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(758,586)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(758,586)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(760,473)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(898,665)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	102,799
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,464,119)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,287,928)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,015,871)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(361,984)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,576,067
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	651,398
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	318,719
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	403,249

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	$ 366,752
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	357,991
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	398,114
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	297,015
							$ (1,121,167)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$ 2,607,797
								$2,607,797
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	19,488,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.53% (pays semi-annually)	3/20/29	$ 695,862	$ —	$ 695,862
CLP	65,644,190	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	1,424,425	19,652	1,444,077
CLP	22,046,810	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	581,029	—	581,029
CLP	15,985,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	526,503	—	526,503
CLP	10,920,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	355,282	—	355,282
CLP	5,285,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	123,041	—	123,041

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	13,103,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	$ 289,238	$ —	$ 289,238
CLP	7,128,694	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	151,624	—	151,624
CLP	13,102,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	268,131	—	268,131
CLP	6,551,306	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	118,257	—	118,257
CNY	305,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.25% (pays quarterly)	3/20/29	261,779	—	261,779
CNY	770,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	3/20/29	483,140	—	483,140
CNY	336,700	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.20% (pays quarterly)	6/19/29	(113,399)	—	(113,399)
COP	59,721,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/20/29	(75,433)	—	(75,433)
CZK	699,300	Receives	6-month CZK PRIBOR (pays semi-annually)	3.53% (pays annually)	3/20/29	964,938	—	964,938
CZK	99,886	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(162,800)	—	(162,800)
CZK	199,772	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(315,571)	—	(315,571)
CZK	300,341	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(466,573)	—	(466,573)
CZK	386,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.98% (pays annually)	9/20/33	(582,060)	—	(582,060)
ILS	127,200	Receives	3-month ILS TELBOR (pays quarterly)	4.09% (pays annually)	6/19/29	459,727	—	459,727
INR	3,044,800	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.54% (pays semi-annually)	6/19/29	81,922	—	81,922
JPY	45,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(469)	—	(469)
JPY	12,019,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(126,908)	159	(126,749)
JPY	15,542,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(165,916)	206	(165,710)
JPY	2,500,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.41% (pays annually)	9/20/53	796,139	—	796,139
KRW	21,823,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/19/29	83,049	—	83,049

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	27,125,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.42% (pays quarterly)	6/19/29	$ 94,177	$ —	$ 94,177
MXN	451,420	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	3/28/29	809,355	—	809,355
PLN	94,100	Receives	6-month PLN WIBOR (pays semi-annually)	4.79% (pays annually)	3/20/29	505,851	—	505,851
THB	641,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.59% (pays semi-annually)	6/19/29	37,804	—	37,804
THB	359,600	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	12,092	—	12,092
THB	422,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	12,585	—	12,585
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	422,289	—	422,289
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	547,585	—	547,585
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	509,463	—	509,463
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	1,172,802	—	1,172,802
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	390,345	—	390,345
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	1,531,322	—	1,531,322
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	455,339	—	455,339
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	450,650	—	450,650
USD	10,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(303,784)	—	(303,784)
USD	65,150	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,976,161)	—	(1,976,161)
USD	38,900	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(1,049,584)	—	(1,049,584)
USD	38,900	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(1,045,148)	—	(1,045,148)
USD	18,760	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(609,381)	—	(609,381)
USD	26,270	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(831,729)	—	(831,729)
USD	25,325	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(790,408)	—	(790,408)
USD	23,445	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(726,619)	—	(726,619)
Total						$5,273,802	$20,017	$ 5,293,819

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	192,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$ 325,667
Goldman Sachs International	MYR	221,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	6/19/29	204,853
JPMorgan Chase Bank, N.A.	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	190,304
JPMorgan Chase Bank, N.A.	MYR	112,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	179,455
Nomura International PLC	MYR	238,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	449,861
Standard Chartered Bank	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	201,846
Total							$1,551,986
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 7,651	1.00% (pays quarterly)(1)	6/20/29	$ 151,834	$ (116,182)	$ 35,652
Malaysia	20,400	1.00% (pays quarterly)(1)	6/20/29	(510,137)	534,438	24,301
Total				$ (358,303)	$ 418,256	$59,953
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 6,058,901,240 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	1/13/33	$ 254,465
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	4/8/32	(148,249)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	4/11/32	(494,691)
				$(388,475)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter

PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona

JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $4,110,382,506)	$ 3,944,483,892
Affiliated investments, at value (identified cost $136,713,931)	136,713,931
Cash	21,067,827
Deposits for forward commitment securities	4,308,000
Deposits for derivatives collateral:
Futures contracts	843,457
Centrally cleared derivatives	39,145,688
OTC derivatives	1,060,000
Foreign currency, at value (identified cost $10,972,980)	10,916,012
Interest and dividends receivable	28,871,858
Dividends receivable from affiliated investments	532,494
Receivable for investments sold	5,117,216
Receivable for TBA sale commitments	55,027,548
Receivable for open forward foreign currency exchange contracts	2,267,217
Receivable for open swap contracts	4,414,248
Receivable for closed swap contracts	5,538,523
Tax reclaims receivable	2,776
Trustees' deferred compensation plan	116,199
Total assets	$4,260,426,886
Liabilities
Cash collateral due to brokers	$ 1,060,000
Written swaptions outstanding, at value (premiums received $2,815,400)	7,813,528
Payable for investments purchased	36,507,120
Payable for when-issued/delayed delivery/forward commitment securities	659,417,536
Payable for securities sold short, at value (proceeds $29,019,718)	28,331,829
Payable for variation margin on open futures contracts	6,036,953
Payable for variation margin on open centrally cleared derivatives	511,788
Payable for open forward foreign currency exchange contracts	2,337,051
Payable for open swap contracts	642,940
Payable to affiliates:
Investment adviser fee	1,572,500
Trustees' fees	9,223
Trustees' deferred compensation plan	116,199
Interest payable on securities sold short	1,172,629
Accrued expenses	908,636
Total liabilities	$ 746,437,932
Net Assets applicable to investors' interest in Portfolio	$3,513,988,954

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $26,617)	$ 942,320
Dividend income from affiliated investments	6,829,656
Interest income (net of foreign taxes withheld of $439,887)	98,755,094
Other income	161,957
Total investment income	$106,689,027
Expenses
Investment adviser fee	$ 9,023,064
Trustees’ fees and expenses	54,250
Custodian fee	507,872
Legal and accounting services	147,604
Interest expense and fees	1,199,116
Interest expense on securities sold short	897,533
Miscellaneous	49,424
Total expenses	$ 11,878,863
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 200,296
Total expense reductions	$ 200,296
Net expenses	$ 11,678,567
Net investment income	$ 95,010,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (15,765,864)
Securities sold short	(4,040,842)
Futures contracts	(32,042,268)
Swap contracts	(4,351,027)
Foreign currency transactions	(1,253,233)
Forward foreign currency exchange contracts	(8,182,535)
Net realized loss	$ (65,635,769)
Change in unrealized appreciation (depreciation):
Investments	$ 104,931,108
Written swaptions	(4,998,128)
Securities sold short	(204,072)
TBA sale commitments	(552,734)
Futures contracts	(34,068,697)
Swap contracts	15,046,449
Foreign currency	291,013
Forward foreign currency exchange contracts	7,488,300
Net change in unrealized appreciation (depreciation)	$ 87,933,239
Net realized and unrealized gain	$ 22,297,470
Net increase in net assets from operations	$117,307,930

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 95,010,460	$ 144,422,412
Net realized loss	(65,635,769)	(58,852,265)
Net change in unrealized appreciation (depreciation)	87,933,239	(26,687,036)
Net increase in net assets from operations	$ 117,307,930	$ 58,883,111
Capital transactions:
Contributions	$ 658,977,975	$ 1,068,753,875
Withdrawals	(255,759,585)	(317,425,020)
Net increase in net assets from capital transactions	$ 403,218,390	$ 751,328,855
Net increase in net assets	$ 520,526,320	$ 810,211,966
Net Assets
At beginning of period	$ 2,993,462,634	$ 2,183,250,668
At end of period	$3,513,988,954	$2,993,462,634

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (1)(2)(3)	0.64%	0.66%	0.70%	0.69%	0.69%
Net investment income	5.86% (1)	5.82%	4.04%	4.22%	2.85%	4.61%
Portfolio Turnover	149% (4)(5)	526% (5)	400% (5)	218% (5)	87% (5)	39%
Total Return	3.88% (4)	2.94%	(2.97)%	3.53%	7.52%	3.21%
Net assets, end of period (000’s omitted)	$3,513,989	$2,993,463	$2,183,251	$1,881,061	$1,359,116	$1,367,072
(1)	Annualized.
(2)	Includes interest and/or dividend expense on securities sold short and/or reverse repurchase agreements of 0.13%, 0.01%, 0.02%, 0.03% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Strategic Income Fund (formerly, Short Duration Strategic Income Fund) and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund) held an interest of 98.8% and 1.2%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2024 were $919,862 or less than 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement

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Notes to Consolidated Financial Statements (Unaudited) — continued

entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
O  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
R  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
S  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of

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Notes to Consolidated Financial Statements (Unaudited) — continued

the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
T  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
U  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $9,023,064 or 0.56% (annualized) of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $200,296 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 1,205,436,981	$ 804,949,627
U.S. Government and Agency Securities	4,714,753,810	4,085,577,648
	$5,920,190,791	$4,890,527,275
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,274,390,704
Gross unrealized appreciation	$ 86,747,838
Gross unrealized depreciation	(299,814,424)
Net unrealized depreciation	$ (213,066,586)

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Notes to Consolidated Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2024, the Portfolio owned the following securities (representing 1.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$ 17,801,622
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	1,510,828
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	7,970,859
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	35,176,400
Sussex Capital Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	11,429
Sussex Capital Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	25,264
Sussex Capital Ltd., Designated Investment Series 5, 6/20	6/30/20	434	64,320	30,657
Sussex Capital Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	12,906
Sussex Capital Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	20,684
Sussex Capital Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	270,936
Sussex Capital Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	16,031
Sussex Capital Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	203,920
Sussex Capital Ltd., Series 5, Preference Shares	12/17/18	1,172	518,340	1,681,380
Sussex Capital Ltd., Series 15, Preference Shares	6/1/21	977	692,158	1,243,212
Sussex Re Ltd., Series 2020A	1/21/20	4,081,939	0	154,706
Sussex Re Ltd., Series 2021A	1/14/21	4,154,232	0	304,505
Total Restricted Securities			$54,419,058	$66,435,339
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Consolidated Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: During the six months ended April 30, 2024, the Portfolio entered into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended April 30, 2024, the Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $10,793,519. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,722,800 at April 30, 2024.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under  an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to  a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used  while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by  a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Not applicable	$ 151,834*	$ 8,408,666*	$ 40,297,307*	$ 48,857,807
Receivable for open forward foreign currency exchange contracts	—	2,267,217	—	2,267,217
Receivable for open swap contracts	—	—	4,414,248	4,414,248
Total Asset Derivatives	$ 151,834	$10,675,883	$ 44,711,555	$ 55,539,272
Derivatives not subject to master netting or similar agreements	$ 151,834	$ 8,408,666	$ 40,297,307	$ 48,857,807
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 2,267,217	$ 4,414,248	$ 6,681,465
Written swaptions outstanding, at value	$ —	$ —	$ (7,813,528)	$ (7,813,528)
Not applicable	(510,137)*	(1,224,814)*	(63,304,312)*	(65,039,263)
Payable for open forward foreign currency exchange contracts	—	(2,337,051)	—	(2,337,051)
Payable for open swap contracts	—	—	(642,940)	(642,940)
Total Liability Derivatives	$(510,137)	$ (3,561,865)	$(71,760,780)	$(75,832,782)
Derivatives not subject to master netting or similar agreements	$(510,137)	$ (1,224,814)	$(63,304,312)	$(65,039,263)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (2,337,051)	$ (8,456,468)	$(10,793,519)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$ 517,367	$ —	$ —	$ (430,000)	$ 87,367	$ 430,000
Bank of America, N.A.	2,627,519	(39,214)	(2,588,305)	—	—	—
Barclays Bank PLC	308,857	—	—	(130,000)	178,857	130,000
BNP Paribas	96,341	(96,341)	—	—	—	—
Citibank, N.A.	325,667	(325,667)	—	—	—	—
Goldman Sachs International	457,903	(457,903)	—	—	—	—
HSBC Bank USA, N.A.	220,196	—	(184,169)	—	36,027	—
JPMorgan Chase Bank, N.A.	515,391	(515,391)	—	—	—	—
Nomura International PLC	449,861	—	—	(449,861)	—	500,000
Standard Chartered Bank	212,078	(156,174)	—	—	55,904	—
State Street Bank and Trust Company	538,697	(71,035)	(244,060)	—	223,602	—
UBS AG	411,588	(264,326)	(147,262)	—	—	—
	$6,681,465	$(1,926,051)	$(3,163,796)	$(1,009,861)	$581,757	$1,060,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (39,214)	$ 39,214	$ —	$ —	$ —	$ —
BNP Paribas	(765,328)	96,341	562,954	—	(106,033)	—
Citibank, N.A.	(4,164,194)	325,667	3,621,306	—	(217,221)	—
Goldman Sachs International	(684,078)	457,903	146,077	—	(80,098)	—
JPMorgan Chase Bank, N.A.	(4,624,290)	515,391	3,307,092	—	(801,807)	—
Societe Generale	(24,880)	—	—	—	(24,880)	—
Standard Chartered Bank	(156,174)	156,174	—	—	—	—
State Street Bank and Trust Company	(71,035)	71,035	—	—	—	—
UBS AG	(264,326)	264,326	—	—	—	—
	$(10,793,519)	$1,926,051	$7,637,429	$ —	$(1,230,039)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,060,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Consolidated Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ (32,042,268)	$ (32,042,268)
Swap contracts	(567,329)	—	(3,783,698)	(4,351,027)
Forward foreign currency exchange contracts	—	(8,182,535)	—	(8,182,535)
Total	$(567,329)	$(8,182,535)	$(35,825,966)	$(44,575,830)
Change in unrealized appreciation (depreciation):
Written swaptions	$ —	$ —	$ (4,998,128)	$ (4,998,128)
Futures contracts	—	—	(34,068,697)	(34,068,697)
Swap contracts	(28,425)	—	15,074,874	15,046,449
Forward foreign currency exchange contracts	—	7,488,300	—	7,488,300
Total	$ (28,425)	$ 7,488,300	$(23,991,951)	$(16,532,076)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Written Swaptions	Swap Contracts
$1,725,295,000	$791,507,000	$827,557,000	$122,571,000	$1,965,456,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
8  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $33,238,000 and 5.65%, respectively.

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $136,713,931, which represents 3.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$422,234,524	$1,284,862,972	$(1,570,383,565)	$ —	$ —	$136,713,931	$6,829,656	136,713,931
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 404,608,295	$ —	$ 404,608,295
Closed-End Funds	7,426,853	—	—	7,426,853
Collateralized Mortgage Obligations	—	1,297,526,259	—	1,297,526,259
Commercial Mortgage-Backed Securities	—	24,139,093	—	24,139,093
Common Stocks	1,322,071	3,811,721*	—	5,133,792
Convertible Bonds	—	119,347,642	—	119,347,642
Convertible Preferred Stocks	5,221,556	—	—	5,221,556
Exchange-Traded Funds	12,281,676	—	—	12,281,676
Foreign Corporate Bonds	—	255,181,095	0	255,181,095
Loan Participation Notes	—	—	16,957,211	16,957,211
Reinsurance Side Cars	—	—	103,264,308	103,264,308
Senior Floating-Rate Loans	—	8,269,560	—	8,269,560
Sovereign Government Bonds	—	362,461,764	—	362,461,764
U.S. Department of Agriculture Loans	—	13,333,657	—	13,333,657
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,460,984	—	13,460,984
U.S. Government Agency Mortgage-Backed Securities	—	1,162,948,737	—	1,162,948,737
U.S. Government Guaranteed Small Business Administration Loans	—	8,574,073	—	8,574,073
U.S. Treasury Obligations	—	10,387,286	—	10,387,286
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	136,713,931	—	—	136,713,931
Repurchase Agreements	—	50,095,069	—	50,095,069

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Securities	$ —	$ 24,072,762	$ —	$ 24,072,762
U.S. Treasury Obligations	—	39,792,220	—	39,792,220
Total Investments	$ 162,966,087	$ 3,798,010,217	$ 120,221,519	$ 4,081,197,823
Forward Foreign Currency Exchange Contracts	$ —	$ 10,675,883	$ —	$ 10,675,883
Futures Contracts	12,480,608	—	—	12,480,608
Swap Contracts	—	32,382,781	—	32,382,781
Total	$ 175,446,695	$ 3,841,068,881	$ 120,221,519	$ 4,136,737,095
Liability Description
Securities Sold Short	$ —	$ (28,331,829)	$ —	$ (28,331,829)
Written Interest Rate Swaptions	—	(7,813,528)	—	(7,813,528)
Forward Foreign Currency Exchange Contracts	—	(3,561,865)	—	(3,561,865)
Futures Contracts	(39,640,248)	—	—	(39,640,248)
Swap Contracts	—	(24,817,141)	—	(24,817,141)
Total	$ (39,640,248)	$ (64,524,363)	$ —	$ (104,164,611)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Miscellaneous	Total
Balance as of October 31, 2023	$ 0	$15,902,788	$ 63,870,436	$ 0	$ 79,773,224
Realized gains (losses)	—	—	6,348,565	57,727	6,406,292
Change in net unrealized appreciation (depreciation)	(628,325)	916,938	(3,000,736)	—	(2,712,123)
Cost of purchases	—	—	75,463,900	—	75,463,900
Proceeds from sales, including return of capital	—	—	(39,417,857)	(57,727)	(39,475,584)
Accrued discount (premium)	—	137,485	—	—	137,485
Transfers to Level 3(1)	628,325	—	—	—	628,325
Transfers from Level 3	—	—	—	—	—
Balance as of April 30, 2024	$ 0	$16,957,211	$103,264,308	$ 0	$120,221,519
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$(628,325)	$ 916,938	$ 787,070	$ —	$ 1,075,683
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 2 to Level 3 due to restrictions imposed on the sale of the investment.

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$ 0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	16,957,211	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 4.42% based on relative principal amounts.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Opportunities Portfolio
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

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Investment Adviser of Emerging Markets Local Income Portfolio,
Global Macro Absolute Return Advantage Portfolio,
Global Opportunities Portfolio,
High Income Opportunities Portfolio and
Senior Debt Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Strategic Income Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024